Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating leases, rent expense		$ 2,100	$ 1,500
Operating leases, future minimum payments due	$ 7,900	7,430
Lessee, operating lease, period for payments net of rent abatement	3 months
Rent expense, annual escalation, percent	2.50%
Operating lease, renewal term	5 years
Gain loss on lease termination		1,400
Security deposited forfeited		700
Payment made for premature termination of lease		700
Purchase obligation		$ 800
New Albany Ohio [Member]
Operating lease, term of contract	63 months
Area of real estate property | ft²	302,880